Borrowings - Summary of Detailed Composition of Capital Funding (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 9,661	€ 8,524	€ 9,307
Capital funding [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 1,292	1,241
Capital funding [member] | EUR 500 Million Senior Unsecured Notes [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	1.00%
Coupon date	December 8
Borrowings issued year	2016
Borrowings maturity year	2023
Borrowings	€ 499	498
Capital funding [member] | GBP 250 Million Medium-Term Notes [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	6.125%
Coupon date	December 15
Borrowings issued year	1999
Borrowings maturity year	2031
Borrowings	€ 296	278
Capital funding [member] | GBP 400 Million Senior Unsecured Notes [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	6.625%
Coupon date	Semi-annually
Borrowings issued year	2009
Borrowings maturity year	2039
Borrowings	€ 472	442
Capital funding [member] | Other [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 26	€ 24